R

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account R

Annual Report

DECEMBER 31, 2006

Ohio National Variable Account R

Ohio National Financial Services.

Annual Report

THE OHIO NATIONAL LIFE ASSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242
MESSAGE FROM THE VICE CHAIRMAN
We are pleased to provide you with your copy of the 2006 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2006 and the prior periods presented. We’re pleased to share these results with you.
We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.
Vice Chairman
February 19, 2007

ABOUT THIS REPORT
This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers (to) and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and administrative fee. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.:
Equity Subaccount 1,400,423 Shares (Cost $35,833,428)	$44,141,329	$44,141,329
Money Market Subaccount 867,362 Shares (Cost $8,673,624)	8,673,624	8,673,624
Bond Subaccount 391,700 Shares (Cost $4,197,730)	4,320,455	4,320,455
Omni Subaccount 519,824 Shares (Cost $8,230,068)	8,208,026	8,208,026
International Subaccount 1,184,236 Shares (Cost $14,356,179)	15,170,068	15,170,068
Capital Appreciation Subaccount 773,562 Shares (Cost $10,537,907)	15,308,791	15,308,791
Millennium Subaccount 681,735 Shares (Cost $14,448,958)	13,593,793	13,593,793
International Small Company Subaccount 332,615 Shares (Cost $4,894,721)	7,726,638	7,726,638
Aggressive Growth Subaccount 492,290 Shares (Cost $3,891,694)	3,514,952	3,514,952
Small Cap Growth Subaccount 291,374 Shares (Cost $3,093,484)	3,187,636	3,187,636
Mid Cap Opportunity Subaccount 700,464 Shares (Cost $10,154,920)	13,371,867	13,371,867
S&P 500 Index Subaccount 1,724,732 Shares (Cost $21,968,556)	25,560,523	25,560,523
Blue Chip Subaccount 135,240 Shares (Cost $1,329,590)	1,771,643	1,771,643
High Income Bond Subaccount 283,292 Shares (Cost $2,372,375)	2,648,785	2,648,785
Capital Growth Subaccount 119,252 Shares (Cost $2,235,010)	2,526,944	2,526,944
Nasdaq-100 Index Subaccount 214,411 Shares (Cost $799,538)	969,139	969,139
Bristol Subaccount 45,906 Shares (Cost $513,278)	600,446	600,446
Bryton Growth Subaccount 34,949 Shares (Cost $354,870)	423,935	423,935
U.S. Equity Subaccount 281 Shares (Cost $3,706)	3,844	3,844
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.: (continued)
Balanced Subaccount 4,717 Shares (Cost $60,675)	$61,745	$61,745
Covered Call Subaccount 574 Shares (Cost $6,282)	6,618	6,618
Target VIP Subaccount 80 Shares (Cost $881)	899	899
Target Equity/ Income Subaccount 38,806 Shares (Cost $403,478)	427,258	427,258

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 298,478 Shares (Cost $7,296,756)	6,900,815	6,900,815
Worldwide Growth Subaccount 126,768 Shares (Cost $4,397,418)	4,116,150	4,116,150
Balanced Subaccount 142,665 Shares (Cost $3,429,290)	3,978,921	3,978,921

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 69,938 Shares (Cost $1,388,516)	1,679,900	1,679,900
Small/ Mid Cap Value Subaccount 31,414 Shares (Cost $326,378)	416,859	416,859
Discovery Subaccount 133,628 Shares (Cost $1,702,219)	2,196,839	2,196,839

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 200,092 Shares (Cost $2,298,091)	2,783,277	2,783,277
Structured U.S. Equity Subaccount 39,879 Shares (Cost $461,787)	585,021	585,021
Capital Growth Subaccount 45,057 Shares (Cost $455,306)	521,764	521,764

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 112,010 Shares (Cost $2,251,719)	3,288,622	3,288,622

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 293,153 Shares (Cost $4,270,095)	6,651,644	6,651,644
Small Cap Subaccount 256,907 Shares (Cost $3,637,180)	4,447,067	4,447,067
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Lazard Retirement Series, Inc.: (continued)
Equity Subaccount 773 Shares (Cost $8,987)	$9,937	$9,937
International Equity Subaccount 26,396 Shares (Cost $369,441)	393,030	393,030

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 79,638 Shares (Cost $201,626)	212,633	212,633

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 321,608 Shares (Cost $8,605,295)	11,015,079	11,015,079
VIP Contrafund Subaccount 320,900 Shares (Cost $8,708,063)	9,983,203	9,983,203
VIP Growth Subaccount 49,243 Shares (Cost $1,522,512)	1,744,171	1,744,171
VIP Equity-Income Subaccount 79,148 Shares (Cost $1,978,816)	2,047,562	2,047,562

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 91,160 Shares (Cost $1,809,690)	2,082,089	2,082,089
Worldwide Growth Subaccount 77,842 Shares (Cost $2,107,433)	2,507,284	2,507,284
Balanced Subaccount 140,647 Shares (Cost $3,357,012)	4,054,852	4,054,852
International Growth Subaccount 71,883 Shares (Cost $2,699,741)	3,637,989	3,637,989

J.P. Morgan Series Trust II:
Small Company Subaccount 31,358 Shares (Cost $494,769)	558,791	558,791
Mid Cap Value Subaccount 122,526 Shares (Cost $2,979,049)	3,866,931	3,866,931

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 9,874 Shares (Cost $141,703)	169,341	169,341
Investors Growth Stock Subaccount 22,691 Shares (Cost $202,553)	236,671	236,671
Mid Cap Growth Subaccount 63,374 Shares (Cost $412,068)	451,853	451,853
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount 203,712 Shares (Cost $4,009,553)	$4,414,431	$4,414,431

The Prudential Series Fund, Inc.:
Jennison Subaccount 6,325 Shares (Cost $113,478)	131,368	131,368
Jennison 20/20 Focus Subaccount 120,496 Shares (Cost $1,744,769)	1,905,041	1,905,041

UBS Series Trust — Class I:
U.S. Allocation Subaccount 6,582 Shares (Cost $82,314)	100,975	100,975

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 255,350 Shares (Cost $3,193,760)	3,046,321	3,046,321
Total Return Subaccount 328,337 Shares (Cost $3,388,788)	3,322,768	3,322,768
Global Bond Subaccount 94,397 Shares (Cost $1,166,176)	1,138,426	1,138,426

Calvert Variable Series, Inc.:
Social Equity Subaccount 16,606 Shares (Cost $244,098)	323,493	323,493

Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount 7,306 Shares (Cost $256,780)	309,211	309,211

Royce Capital Fund:
Small-Cap Subaccount 475,018 Shares (Cost $4,271,516)	5,068,441	5,068,441
Micro-Cap Subaccount 233,109 Shares (Cost $2,917,137)	3,356,768	3,356,768

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 10,197 Shares (Cost $116,141)	115,436	115,436
U.S. Real Estate Subaccount 54,652 Shares (Cost $1,236,753)	1,590,379	1,590,379
International Growth Equity Subaccount 6,284 Shares (Cost $62,250)	68,122	68,122
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 374 Shares (Cost $7,259)	$7,304	$7,304
Total Return Subaccount 154 Shares (Cost $1,863)	1,891	1,891
Investors Subaccount 372 Shares (Cost $6,133)	6,164	6,164

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 61,438 Shares (Cost $989,187)	1,066,558	1,066,558
Franklin Flex Cap Growth Securities Subaccount 1,431 Shares (Cost $15,255)	15,943	15,943
Templeton Foreign Securites Subaccount 42,443 Shares (Cost $708,738)	794,534	794,534

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 557 Shares (Cost $9,323)	9,659	9,659

Totals	$279,550,486	$279,550,486

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

						Capital
	Equity	Money Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(c)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$328,250	$157,350	$102,561	$22,153	$66,939	$0
Risk and administrative expense (note 2)	(305,684)	(44,870)	(30,421)	(57,409)	(105,212)	(106,443)	(103,333)

Net investment activity	(305,684)	283,380	126,929	45,152	(83,059)	(39,504)	(103,333)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	718,986	103	47,087	(62,252)	(49,960)	503,118	(213,305)
Unrealized gain (loss)	1,997,257	0	(9,582)	941,257	2,555,870	1,694,898	1,209,567

Net gain (loss) on investments	2,716,243	103	37,505	879,005	2,505,910	2,198,016	996,262

Net increase (decrease) in contract owners’ equity from operations	$2,410,559	$283,483	$164,434	$924,157	$2,422,851	$2,158,512	$892,929

	Ohio National Fund, Inc.

			Small				High
	International	Aggressive	Cap	Mid Cap	S&P 500		Income
	Small Co.	Growth	Growth	Opportunity	Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$8,764	$0	$0	$0	$269,944	$15,785	$0
Risk and administrative expense (note 2)	(53,880)	(25,140)	(21,991)	(102,575)	(175,042)	(10,508)	(15,594)

Net investment activity	(45,116)	(25,140)	(21,991)	(102,575)	94,902	5,277	(15,594)

Reinvested capital gains	189,815	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	522,368	(71,102)	(68,306)	558,948	298,260	29,923	53,708
Unrealized gain (loss)	977,801	258,316	749,618	729,416	2,967,722	201,037	181,884

Net gain (loss) on investments	1,500,169	187,214	681,312	1,288,364	3,265,982	230,960	235,592

Net increase (decrease) in contract owners’ equity from operations	$1,644,868	$162,074	$659,321	$1,185,789	$3,360,884	$236,237	$219,998

(c)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

	Capital	Nasdaq-100		Bryton			Covered
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Call
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006(f)	2006(f)	2006(f)

Investment activity:
Reinvested dividends	$0	$0	$1,867	$0	$11	$681	$0
Risk and administrative expense (note 2)	(16,945)	(6,257)	(3,315)	(3,141)	(7)	(83)	(17)

Net investment activity	(16,945)	(6,257)	(1,448)	(3,141)	4	598	(17)

Reinvested capital gains	0	0	0	2,819	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,158	37,919	17,766	14,089	3	8	3
Unrealized gain (loss)	416,400	24,353	53,696	26,175	138	1,070	336

Net gain (loss) on investments	422,558	62,272	71,462	40,264	141	1,078	339

Net increase (decrease) in contract owners’ equity from operations	$405,613	$56,015	$70,014	$39,942	$145	$1,676	$322

	Ohio National Fund, Inc.		Janus Aspen Series – Institutional Shares

		Target	Large Cap	Worldwide
	Target VIP	Equity/Income	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount(a)	Subaccount	Subaccount

	2006(f)	2006(f)	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$2,642	$33,127	$68,091	$83,655
Risk and administrative expense (note 2)	(1)	(1,550)	(50,322)	(28,551)	(29,153)

Net investment activity	(1)	1,092	(17,195)	39,540	54,502

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	0	154	(128,427)	(125,193)	69,845
Unrealized gain (loss)	18	23,780	813,199	703,581	246,917

Net gain (loss) on investments	18	23,934	684,772	578,388	316,762

Net increase (decrease) in contract owners’ equity from operations	$17	$25,026	$667,577	$617,928	$371,264

(a)	Formerly known as Growth Subaccount.

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

							Van Kampen
							Univ. Inst.
	Wells Fargo Advantage Variable Trust Funds			Goldman Sachs Variable Insurance Trust			Funds – Class I

		Small/Mid Cap		Growth &	Structured U.S.	Capital	U.S. Real
	Opportunity	Value	Discovery	Income	Equity	Growth	Estate
	Subaccount	Subaccount(d)	Subaccount	Subaccount	Subaccount(e)	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$43,123	$6,022	$645	$29,662
Risk and administrative expense (note 2)	(11,101)	(2,886)	(15,386)	(16,057)	(3,659)	(3,468)	(19,721)

Net investment activity	(11,101)	(2,886)	(15,386)	27,066	2,363	(2,823)	9,941

Reinvested capital gains	181,210	59,565	0	103,637	0	0	178,080

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	31,098	21,515	93,632	77,397	11,482	15,163	118,049
Unrealized gain (loss)	(24,598)	(21,828)	203,820	240,854	48,270	26,019	520,988

Net gain (loss) on investments	6,500	(313)	297,452	318,251	59,752	41,182	639,037

Net increase (decrease) in contract owners’ equity from operations	$176,609	$56,366	$282,066	$448,954	$62,115	$38,359	$827,058

(d)	Formerly known as Multi Cap Value Subaccount.

(e)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

					Old Mutual
					Insurance	Fidelity Variable Insurance
					Series	Products Fund –
	Lazard Retirement Series, Inc.				Fund(b)	Service Class 2

	Emerging			International	Tech. &	VIP Mid	VIP
	Markets	Small Cap	Equity	Equity	Comm.	Cap	Contrafund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006(f)	2006(f)	2006	2006	2006

Investment activity:
Reinvested dividends	$29,266	$0	$0	$1,910	$0	$17,493	$85,397
Risk and administrative expense (note 2)	(41,082)	(29,266)	(17)	(785)	(1,392)	(71,069)	(57,469)

Net investment activity	(11,816)	(29,266)	(17)	1,125	(1,392)	(53,576)	27,928

Reinvested capital gains	383,968	346,113	0	7,948	0	1,166,376	780,484

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	451,333	212,734	5	(1,870)	656	461,040	227,256
Unrealized gain (loss)	581,364	107,124	951	23,589	9,549	(452,823)	(170,678)

Net gain (loss) on investments	1,032,697	319,858	956	21,719	10,205	8,217	56,578

Net increase (decrease) in contract owners’ equity from operations	$1,404,849	$636,705	$939	$30,792	$8,813	$1,121,017	$864,990

(b)	Formerly known as PBHG Insurance Series Fund.

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

	Fidelity Variable Insurance
	Products Fund –
	Service Class 2		Janus Aspen Series – Service Shares

	VIP	VIP Equity-	Large Cap	Worldwide		International
	Growth	Income	Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$2,617	$48,186	$5,555	$37,616	$74,450	$46,915
Risk and administrative expense (note 2)	(10,867)	(9,978)	(11,641)	(13,998)	(23,593)	(15,636)

Net investment activity	(8,250)	38,208	(6,086)	23,618	50,857	31,279

Reinvested capital gains	0	204,863	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,277	54,118	11,455	23,698	51,096	87,330
Unrealized gain (loss)	74,505	(30,075)	186,834	321,973	253,169	719,230

Net gain (loss) on investments	102,782	24,043	198,289	345,671	304,265	806,560

Net increase (decrease) in contract owners’ equity from operations	$94,532	$267,114	$192,203	$369,289	$355,122	$837,839

	J.P. Morgan Series Trust II		MFS Variable Insurance Trust – Service Class

	Small	Mid Cap	New	Investors	Mid Cap	Total
	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$20,512	$0	$0	$0	$105,641
Risk and administrative expense (note 2)	(3,617)	(24,255)	(999)	(1,703)	(2,862)	(31,033)

Net investment activity	(3,617)	(3,743)	(999)	(1,703)	(2,862)	74,608

Reinvested capital gains	14,467	82,878	2,485	0	13,181	154,845

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10,426	91,034	3,446	8,364	3,963	68,128
Unrealized gain (loss)	44,154	346,605	11,338	6,576	(6,813)	159,297

Net gain (loss) on investments	54,580	437,639	14,784	14,940	(2,850)	227,425

Net increase (decrease) in contract owners’ equity from operations	$65,430	$516,774	$16,270	$13,237	$7,469	$456,878

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

			UBS Series				Calvert
	The Prudential Series Fund,		Trust –	PIMCO Variable Insurance Trust – Administrative			Variable
	Inc.		Class I	Shares			Series, Inc.

		Jennison	U.S.	Real	Total	Global	Social
	Jennison	20/20 Focus	Allocation	Return	Return	Bond	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$2,283	$112,824	$133,076	$29,153	$0
Risk and administrative expense (note 2)	(712)	(8,674)	(638)	(18,302)	(21,462)	(6,105)	(2,350)

Net investment activity	(712)	(8,674)	1,645	94,522	111,614	23,048	(2,350)

Reinvested capital gains	0	76,034	0	81,897	17,733	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,493	(7,447)	1,850	(8,501)	(18,682)	(9,193)	12,937
Unrealized gain (loss)	333	114,589	5,854	(157,183)	(12,747)	20,618	17,471

Net gain (loss) on investments	3,826	107,142	7,704	(165,684)	(31,429)	11,425	30,408

Net increase (decrease) in contract owners’ equity from operations	$3,114	$174,502	$9,349	$10,735	$97,918	$34,473	$28,058

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

	Dreyfus
	Variable Inv.
	Fund –
	Service
	Class	Royce Capital Fund		Van Kampen Universal Institutional Funds – Class II

						International
				Core Plus	U.S. Real	Growth
	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006(f)

Investment activity:
Reinvested dividends	$3,057	$3,069	$5,721	$4,895	$12,084	$94
Risk and administrative expense (note 2)	(1,844)	(32,149)	(19,890)	(669)	(6,916)	(103)

Net investment activity	1,213	(29,080)	(14,169)	4,226	5,168	(9)

Reinvested capital gains	0	228,410	174,263	666	82,894	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,381	116,182	109,631	(349)	44,206	48
Unrealized gain (loss)	33,173	295,456	217,898	(740)	239,321	5,871

Net gain (loss) on investments	37,554	411,638	327,529	(1,089)	283,527	5,919

Net increase (decrease) in contract owners’ equity from operations	$38,767	$610,968	$487,623	$3,803	$371,589	$5,910

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2006

							Neuberger
							Berman
							Advisers
	Legg Mason Partners			Franklin Templeton Variable			Management
	Variable Portfolios I, Inc.			Insurance Products Trust – Class 2			Trust – S Class

					Franklin
				Franklin	Flex Cap	Templeton
		Total		Income	Growth	Foreign
	All Cap	Return	Investors	Securities	Securities	Securities	AMT Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006(f)	2006(f)	2006(f)	2006(f)	2006(f)	2006(f)	2006(f)	2006

Investment activity:
Reinvested dividends	$90	$39	$84	$6,307	$0	$271	$13	$2,029,890
Risk and administrative expense (note 2)	(10)	(4)	(8)	(2,681)	(32)	(1,818)	(13)	(1,845,364)

Net investment activity	80	35	76	3,626	(32)	(1,547)	0	184,526

Reinvested capital gains	234	34	137	844	0	0	187	4,536,067

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	156	1	1	427	5	504	8	4,570,384
Unrealized gain (loss)	45	28	31	77,371	688	85,796	336	20,888,327

Net gain (loss) on investments	201	29	32	77,798	693	86,300	344	25,458,711

Net increase (decrease) in contract owners’ equity from operations	$515	$98	$245	$82,268	$661	$84,753	$531	$30,179,304

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(305,684)	$(310,160)	$283,380	$124,421	$126,929	$117,668	$45,152	$39,314
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	718,986	274,160	103	(10,848)	47,087	58,481	(62,252)	(155,415)
Unrealized gain (loss)	1,997,257	2,292,631	0	0	(9,582)	(190,913)	941,257	731,671

Net increase (decrease) in contract owners’ equity from operations	2,410,559	2,256,631	283,483	113,573	164,434	(14,764)	924,157	615,570

Equity transactions:
Contract purchase payments	4,122,884	4,318,923	5,123,118	4,345,894	490,095	578,031	797,883	801,139
Transfers (to) and from fixed dollar contract and other subaccounts	(1,580,136)	(556,818)	(1,448,082)	(3,822,543)	214,035	46,736	(119,002)	(94,921)
Withdrawals, surrenders and death benefit payments	(3,121,763)	(2,604,054)	(428,155)	(285,844)	(358,652)	(334,061)	(496,509)	(485,296)
Surrender charges (note 2)	(203,137)	(191,956)	(142,175)	(63,853)	(44,992)	(54,459)	(25,712)	(36,384)
Lapse charges (note 2)	(68,723)	(38,877)	(71,259)	(64,785)	(2,798)	(6,804)	(3,066)	(1,579)
Cost of insurance and other administrative fees (note 2)	(2,317,522)	(2,441,175)	(401,621)	(402,164)	(226,931)	(236,785)	(518,436)	(527,616)

Net equity transactions	(3,168,397)	(1,513,957)	2,631,826	(293,295)	70,757	(7,342)	(364,842)	(344,657)

Net change in contract owners’ equity	(757,838)	742,674	2,915,309	(179,722)	235,191	(22,106)	559,315	270,913
Contract owners’ equity:
Beginning of period	44,899,167	44,156,493	5,758,315	5,938,037	4,085,264	4,107,370	7,648,711	7,377,798

End of period	$44,141,329	$44,899,167	$8,673,624	$5,758,315	$4,320,455	$4,085,264	$8,208,026	$7,648,711

Change in units:
Beginning units	1,076,945	1,115,444	283,780	298,992	140,106	140,403	304,917	319,625

Units purchased	183,902	164,855	1,280,386	572,665	55,108	40,528	42,120	44,065
Units redeemed	(260,828)	(203,354)	(1,153,114)	(587,877)	(52,282)	(40,825)	(56,115)	(58,773)

Ending units	1,000,019	1,076,945	411,052	283,780	142,932	140,106	290,922	304,917

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

							International Small
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount(c)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(83,059)	$(88,441)	$(39,504)	$(28,278)	$(103,333)	$(107,600)	$(45,116)	$(12,312)
Reinvested capital gains	0	0	0	0	0	0	189,815	0
Realized gain (loss)	(49,960)	(286,934)	503,118	333,160	(213,305)	(362,788)	522,368	88,504
Unrealized gain (loss)	2,555,870	1,455,025	1,694,898	326,550	1,209,567	315,976	977,801	1,387,291

Net increase (decrease) in contract owners’ equity from operations	2,422,851	1,079,650	2,158,512	631,432	892,929	(154,412)	1,644,868	1,463,483

Equity transactions:
Contract purchase payments	1,681,351	1,409,255	1,341,181	1,428,777	1,430,171	1,647,328	617,771	544,653
Transfers (to) and from fixed dollar contract and other subaccounts	(141,542)	(156,065)	(655,338)	(692,141)	(1,131,733)	(1,269,488)	(95,517)	419,196
Withdrawals, surrenders and death benefit payments	(1,613,229)	(875,277)	(1,064,670)	(923,271)	(997,235)	(824,089)	(783,481)	(193,587)
Surrender charges (note 2)	(81,867)	(42,138)	(88,120)	(115,165)	(83,721)	(106,978)	(38,402)	(19,809)
Lapse charges (note 2)	(9,130)	(12,460)	(14,078)	(12,384)	(11,485)	(14,486)	(1,660)	(6,291)
Cost of insurance and other administrative fees (note 2)	(840,037)	(828,354)	(761,252)	(785,527)	(809,285)	(895,223)	(359,025)	(308,097)

Net equity transactions	(1,004,454)	(505,039)	(1,242,277)	(1,099,711)	(1,603,288)	(1,462,936)	(660,314)	436,065

Net change in contract owners’ equity	1,418,397	574,611	916,235	(468,279)	(710,359)	(1,617,348)	984,554	1,899,548
Contract owners’ equity:
Beginning of period	13,751,671	13,177,060	14,392,556	14,860,835	14,304,152	15,921,500	6,742,084	4,842,536

End of period	$15,170,068	$13,751,671	$15,308,791	$14,392,556	$13,593,793	$14,304,152	$7,726,638	$6,742,084

Change in units:
Beginning units	689,303	717,207	474,815	512,253	522,833	577,630	246,867	227,029

Units purchased	110,577	105,437	53,902	65,243	61,704	70,487	52,667	58,710
Units redeemed	(157,331)	(133,341)	(91,483)	(102,681)	(118,344)	(125,284)	(73,940)	(38,872)

Ending units	642,549	689,303	437,234	474,815	466,193	522,833	225,594	246,867

(c)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(25,140)	$(22,883)	$(21,991)	$(20,539)	$(102,575)	$(101,744)	$94,902	$73,149
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(71,102)	(122,916)	(68,306)	(107,936)	558,948	207,262	298,260	(22,160)
Unrealized gain (loss)	258,316	535,901	749,618	292,134	729,416	1,087,915	2,967,722	837,360

Net increase (decrease) in contract owners’ equity from operations	162,074	390,102	659,321	163,659	1,185,789	1,193,433	3,360,884	888,349

Equity transactions:
Contract purchase payments	408,860	469,777	342,981	390,121	1,190,650	1,363,558	2,957,899	3,511,851
Transfers (to) and from fixed dollar contract and other subaccounts	(181,070)	(203,446)	(313,385)	(168,379)	(1,620,758)	(1,017,256)	(2,767,731)	(1,290,705)
Withdrawals, surrenders and death benefit payments	(157,406)	(141,458)	(197,311)	(153,829)	(789,591)	(943,655)	(1,236,164)	(1,174,352)
Surrender charges (note 2)	(15,547)	(44,537)	(50,572)	(41,575)	(99,721)	(134,799)	(270,953)	(303,023)
Lapse charges (note 2)	(2,968)	(6,579)	(2,520)	(2,513)	(17,669)	(6,884)	(30,487)	(26,321)
Cost of insurance and other administrative fees (note 2)	(214,029)	(219,464)	(162,426)	(171,019)	(687,478)	(731,351)	(1,406,107)	(1,509,742)

Net equity transactions	(162,160)	(145,707)	(383,233)	(147,194)	(2,024,567)	(1,470,387)	(2,753,543)	(792,292)

Net change in contract owners’ equity	(86)	244,395	276,088	16,465	(838,778)	(276,954)	607,341	96,057
Contract owners’ equity:
Beginning of period	3,515,038	3,270,643	2,911,548	2,895,083	14,210,645	14,487,599	24,953,182	24,857,125

End of period	$3,514,952	$3,515,038	$3,187,636	$2,911,548	$13,371,867	$14,210,645	$25,560,523	$24,953,182

Change in units:
Beginning units	400,343	418,847	234,344	246,276	590,403	657,075	1,389,817	1,435,557

Units purchased	56,957	65,871	29,163	41,148	63,104	76,457	201,215	273,515
Units redeemed	(76,003)	(84,375)	(57,712)	(53,080)	(143,053)	(143,129)	(347,047)	(319,255)

Ending units	381,297	400,343	205,795	234,344	510,454	590,403	1,243,985	1,389,817

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,277	$4,678	$(15,594)	$85,295	$(16,945)	$(15,864)	$(6,257)	$(6,609)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	29,923	17,128	53,708	25,150	6,158	(45,602)	37,919	17,571
Unrealized gain (loss)	201,037	36,625	181,884	(70,540)	416,400	103,388	24,353	(990)

Net increase (decrease) in contract owners’ equity from operations	236,237	58,431	219,998	39,905	405,613	41,922	56,015	9,972

Equity transactions:
Contract purchase payments	229,014	223,242	441,019	355,463	344,894	404,743	162,449	177,241
Transfers (to) and from fixed dollar contract and other subaccounts	(53,270)	(69,627)	150,819	409,685	(267,950)	(231,766)	(167,730)	(37,896)
Withdrawals, surrenders and death benefit payments	(48,884)	(21,455)	(92,196)	(84,240)	(79,562)	(58,873)	(9,164)	(28,349)
Surrender charges (note 2)	(16,955)	(8,447)	(20,687)	(16,746)	(22,236)	(18,882)	(6,501)	(9,326)
Lapse charges (note 2)	(6,290)	(1,011)	(5,878)	(7,712)	(1,439)	(2,060)	(881)	(523)
Cost of insurance and other administrative fees (note 2)	(89,418)	(85,627)	(115,519)	(103,985)	(129,499)	(133,632)	(47,431)	(55,630)

Net equity transactions	14,197	37,075	357,558	552,465	(155,792)	(40,470)	(69,258)	45,517

Net change in contract owners’ equity	250,434	95,506	577,556	592,370	249,821	1,452	(13,243)	55,489
Contract owners’ equity:
Beginning of period	1,521,209	1,425,703	2,071,229	1,478,859	2,277,123	2,275,671	982,382	926,893

End of period	$1,771,643	$1,521,209	$2,648,785	$2,071,229	$2,526,944	$2,277,123	$969,139	$982,382

Change in units:
Beginning units	135,446	131,968	149,366	109,023	266,131	270,898	201,827	191,727

Units purchased	22,911	24,204	120,074	75,347	57,605	66,876	45,992	60,745
Units redeemed	(21,765)	(20,726)	(94,697)	(35,004)	(76,046)	(71,643)	(59,650)	(50,645)

Ending units	136,592	135,446	174,743	149,366	247,690	266,131	188,169	201,827

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

							Covered	Target
	Bristol		Bryton Growth		U.S. Equity	Balanced	Call	VIP
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount	Subaccount

	2006	2005	2006	2005	2006(f)	2006(f)	2006(f)	2006(f)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,448)	$(2,051)	$(3,141)	$(2,143)	$4	$598	$(17)	$(1)
Reinvested capital gains	0	0	2,819	0	0	0	0	0
Realized gain (loss)	17,766	2,015	14,089	2,769	3	8	3	0
Unrealized gain (loss)	53,696	28,500	26,175	12,652	138	1,070	336	18

Net increase (decrease) in contract owners’ equity from operations	70,014	28,464	39,942	13,278	145	1,676	322	17

Equity transactions:
Contract purchase payments	75,310	48,595	63,385	62,941	205	1,522	1,415	0
Transfers (to) and from fixed dollar contract and other subaccounts	75,915	157,260	6,175	13,923	3,615	59,158	5,026	894
Withdrawals, surrenders and death benefit payments	(7,557)	(1,194)	(9,903)	(1,113)	0	0	0	0
Surrender charges (note 2)	(1,349)	(947)	(2,259)	(441)	0	0	0	0
Lapse charges (note 2)	(1,394)	(84)	(116)	(2,488)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(28,293)	(16,152)	(21,837)	(18,873)	(121)	(611)	(145)	(12)

Net equity transactions	112,632	187,478	35,445	53,949	3,699	60,069	6,296	882

Net change in contract owners’ equity	182,646	215,942	75,387	67,227	3,844	61,745	6,618	899
Contract owners’ equity:
Beginning of period	417,800	201,858	348,548	281,321	0	0	0	0

End of period	$600,446	$417,800	$423,935	$348,548	$3,844	$61,745	$6,618	$899

Change in units:
Beginning units	33,723	18,117	34,242	28,613	0	0	0	0

Units purchased	23,947	20,399	20,264	11,129	413	6,137	672	87
Units redeemed	(15,730)	(4,793)	(18,563)	(5,500)	(13)	(61)	(15)	(1)

Ending units	41,940	33,723	35,943	34,242	400	6,076	657	86

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National	Janus Aspen Series – Institutional Shares
	Fund, Inc.

	Target	Large Cap Growth		Worldwide Growth		Balanced
	Equity/Income	Subaccount(a)		Subaccount		Subaccount

	2006(f)	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,092	$(17,195)	$(26,014)	$39,540	$23,690	$54,502	$57,808
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	154	(128,427)	(243,533)	(125,193)	(285,629)	69,845	29,835
Unrealized gain (loss)	23,780	813,199	480,910	703,581	437,812	246,917	179,217

Net increase (decrease) in contract owners’ equity from operations	25,026	667,577	211,363	617,928	175,873	371,264	266,860

Equity transactions:
Contract purchase payments	4,517	886,076	1,018,230	482,806	595,196	341,635	392,951
Transfers (to) and from fixed dollar contract and other subaccounts	409,829	(634,845)	(551,598)	(403,378)	(648,129)	(380,672)	(105,042)
Withdrawals, surrenders and death benefit payments	0	(257,419)	(267,871)	(129,768)	(227,742)	(100,889)	(208,530)
Surrender charges (note 2)	0	(43,241)	(66,225)	(23,626)	(40,355)	(19,787)	(90,495)
Lapse charges (note 2)	0	(4,069)	(15,001)	(18,832)	(10,375)	0	(1,557)
Cost of insurance and other administrative fees (note 2)	(12,114)	(372,958)	(394,608)	(210,216)	(234,516)	(176,416)	(191,550)

Net equity transactions	402,232	(426,456)	(277,073)	(303,014)	(565,921)	(336,129)	(204,223)

Net change in contract owners’ equity	427,258	241,121	(65,710)	314,914	(390,048)	35,135	62,637
Contract owners’ equity:
Beginning of period	0	6,659,694	6,725,404	3,801,236	4,191,284	3,943,786	3,881,149

End of period	$427,258	$6,900,815	$6,659,694	$4,116,150	$3,801,236	$3,978,921	$3,943,786

Change in units:
Beginning units	0	798,848	835,071	394,041	456,543	321,036	338,523

Units purchased	42,102	111,794	155,367	62,331	71,526	38,078	50,527
Units redeemed	(1,212)	(161,878)	(191,590)	(92,697)	(134,028)	(64,386)	(68,014)

Ending units	40,890	748,764	798,848	363,675	394,041	294,728	321,036

(a)	Formerly known as Growth Subaccount.

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance
							Funds, Inc.
	Wells Fargo Advantage Variable Trust Funds (note 4)						(note 4)

							Mid-Cap
	Opportunity		Small/Mid Cap Value		Discovery		Growth II
	Subaccount		Subaccount(d)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,101)	$(10,894)	$(2,886)	$(1,224)	$(15,386)	$(10,634)	$(3,825)
Reinvested capital gains	181,210	0	59,565	0	0	0	0
Realized gain (loss)	31,098	50,680	21,515	6,319	93,632	9,626	(504,934)
Unrealized gain (loss)	(24,598)	62,036	(21,828)	46,383	203,820	290,800	391,605

Net increase (decrease) in contract owners’ equity from operations	176,609	101,822	56,366	51,478	282,066	289,792	(117,154)

Equity transactions:
Contract purchase payments	194,008	203,467	31,913	37,671	284,615	221,951	95,846
Transfers (to) and from fixed dollar contract and other subaccounts	(86,572)	(161,154)	4,697	(10,130)	(322,776)	1,801,527	(2,022,448)
Withdrawals, surrenders and death benefit payments	(98,153)	(155,106)	(47,341)	(2,037)	(61,318)	(35,215)	(10,536)
Surrender charges (note 2)	(19,826)	(33,148)	(5,394)	(94)	(31,814)	(16,412)	(6,011)
Lapse charges (note 2)	(680)	(5,190)	0	0	(5,506)	(3,371)	(3,435)
Cost of insurance and other administrative fees (note 2)	(78,698)	(85,116)	(16,303)	(15,769)	(116,951)	(89,749)	(33,516)

Net equity transactions	(89,921)	(236,247)	(32,428)	9,641	(253,750)	1,878,731	(1,980,100)

Net change in contract owners’ equity	86,688	(134,425)	23,938	61,119	28,316	2,168,523	(2,097,254)
Contract owners’ equity:
Beginning of period	1,593,212	1,727,637	392,921	331,802	2,168,523	0	2,097,254

End of period	$1,679,900	$1,593,212	$416,859	$392,921	$2,196,839	$2,168,523	$0

Change in units:
Beginning units	113,698	132,025	24,589	24,011	271,913	0	286,088

Units purchased	13,750	17,248	3,493	3,480	46,110	305,083	14,880
Units redeemed	(19,818)	(35,575)	(5,371)	(2,902)	(75,948)	(33,170)	(300,968)

Ending units	107,630	113,698	22,711	24,589	242,075	271,913	0

(d)	Formerly known as Multi Cap Value Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Van Kampen Universal
							Institutional Funds –
	Goldman Sachs Variable Insurance Trust						Class I

	Growth & Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate
	Subaccount		Subaccount(e)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$27,066	$19,597	$2,363	$460	$(2,823)	$(2,510)	$9,941	$6,881
Reinvested capital gains	103,637	0	0	0	0	0	178,080	43,305
Realized gain (loss)	77,397	31,179	11,482	8,965	15,163	2,182	118,049	98,415
Unrealized gain (loss)	240,854	14,273	48,270	17,458	26,019	12,391	520,988	111,622

Net increase (decrease) in contract owners’ equity from operations	448,954	65,049	62,115	26,883	38,359	12,063	827,058	260,223

Equity transactions:
Contract purchase payments	334,001	313,921	81,037	77,592	82,327	75,118	223,660	150,836
Transfers (to) and from fixed dollar contract and other subaccounts	229,049	168,743	(27,356)	30,513	(32,644)	7,586	533,802	388,379
Withdrawals, surrenders and death benefit payments	(140,858)	(24,642)	(1,795)	(10,281)	(20,718)	(3,249)	(158,968)	(131,575)
Surrender charges (note 2)	(9,467)	(7,682)	(1,877)	(5,537)	(6,439)	(4,136)	(8,730)	(6,276)
Lapse charges (note 2)	(4,828)	(3,204)	0	(5,297)	(1,842)	(3,082)	0	(149)
Cost of insurance and other administrative fees (note 2)	(119,696)	(113,187)	(27,691)	(27,143)	(34,770)	(33,304)	(135,818)	(98,455)

Net equity transactions	288,201	333,949	22,318	59,847	(14,086)	38,933	453,946	302,760

Net change in contract owners’ equity	737,155	398,998	84,433	86,730	24,273	50,996	1,281,004	562,983
Contract owners’ equity:
Beginning of period	2,046,122	1,647,124	500,588	413,858	497,491	446,495	2,007,618	1,444,635

End of period	$2,783,277	$2,046,122	$585,021	$500,588	$521,764	$497,491	$3,288,622	$2,007,618

Change in units:
Beginning units	189,865	157,667	48,607	42,485	56,207	51,544	66,872	55,907

Units purchased	78,078	70,210	10,820	18,132	16,064	13,515	32,909	30,674
Units redeemed	(55,762)	(38,012)	(8,731)	(12,010)	(17,563)	(8,852)	(19,836)	(19,709)

Ending units	212,181	189,865	50,696	48,607	54,708	56,207	79,945	66,872

(e)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Old Mutual
							Insurance
	Lazard Retirement Series, Inc.						Series Fund(b)

						International	Technology &
	Emerging Markets		Small Cap		Equity	Equity	Communications
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount

	2006	2005	2006	2005	2006(f)	2006(f)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,816)	$(13,844)	$(29,266)	$(29,585)	$(17)	$1,125	$(1,392)	$(1,199)
Reinvested capital gains	383,968	132,237	346,113	320,437	0	7,948	0	0
Realized gain (loss)	451,333	136,305	212,734	141,861	5	(1,870)	656	(7,837)
Unrealized gain (loss)	581,364	981,972	107,124	(287,894)	951	23,589	9,549	24,625

Net increase (decrease) in contract owners’ equity from operations	1,404,849	1,236,670	636,705	144,819	939	30,792	8,813	15,589

Equity transactions:
Contract purchase payments	674,505	327,575	614,514	682,920	8,229	10,975	32,823	42,054
Transfers (to) and from fixed dollar contract and other subaccounts	548,990	759,489	(840,767)	140,817	861	357,143	(11,672)	(28,818)
Withdrawals, surrenders and death benefit payments	(219,901)	(105,037)	(211,414)	(219,669)	0	0	(5,173)	(1,565)
Surrender charges (note 2)	(45,828)	(15,164)	(44,926)	(42,607)	0	0	(2,010)	(829)
Lapse charges (note 2)	(11,881)	(6,058)	(13,556)	(11,860)	0	0	(390)	(3,694)
Cost of insurance and other administrative fees (note 2)	(260,274)	(161,053)	(228,115)	(247,832)	(92)	(5,880)	(13,844)	(13,154)

Net equity transactions	685,611	799,752	(724,264)	301,769	8,998	362,238	(266)	(6,006)

Net change in contract owners’ equity	2,090,460	2,036,422	(87,559)	446,588	9,937	393,030	8,547	9,583
Contract owners’ equity:
Beginning of period	4,561,184	2,524,762	4,534,626	4,088,038	0	0	204,086	194,503

End of period	$6,651,644	$4,561,184	$4,447,067	$4,534,626	$9,937	$393,030	$212,633	$204,086

Change in units:
Beginning units	201,521	155,868	232,072	215,959	0	0	104,666	108,826

Units purchased	113,307	78,157	42,473	80,806	897	41,208	23,321	34,323
Units redeemed	(86,981)	(32,504)	(76,995)	(64,693)	(9)	(4,399)	(23,060)	(38,483)

Ending units	227,847	201,521	197,550	232,072	888	36,809	104,927	104,666

(b)	Formerly known as PBHG Insurance Series Fund.

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund – Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(53,576)	$(55,476)	$27,928	$(28,122)	$(8,250)	$(6,335)	$38,208	$6,977
Reinvested capital gains	1,166,376	119,472	780,484	766	0	0	204,863	40,174
Realized gain (loss)	461,040	236,854	227,256	65,097	28,277	9,399	54,118	15,714
Unrealized gain (loss)	(452,823)	1,036,357	(170,678)	730,701	74,505	75,934	(30,075)	8,991

Net increase (decrease) in contract owners’ equity from operations	1,121,017	1,337,207	864,990	768,442	94,532	78,998	267,114	71,856

Equity transactions:
Contract purchase payments	1,356,356	1,221,579	1,240,478	689,755	393,137	357,513	303,880	325,375
Transfers (to) and from fixed dollar contract and other subaccounts	(25,113)	1,199,935	2,288,682	1,498,879	(175,652)	13,901	56,244	339,782
Withdrawals, surrenders and death benefit payments	(279,002)	(338,044)	(260,408)	(236,798)	(60,822)	(39,640)	(32,877)	(141,020)
Surrender charges (note 2)	(59,001)	(86,117)	(50,726)	(40,511)	(16,050)	(28,990)	(6,789)	(29,684)
Lapse charges (note 2)	(14,594)	(16,593)	(16,524)	(2,463)	(7,536)	(6,791)	(2,061)	(2,600)
Cost of insurance and other administrative fees (note 2)	(524,233)	(450,872)	(374,517)	(219,009)	(106,272)	(106,991)	(77,705)	(76,970)

Net equity transactions	454,413	1,529,888	2,826,985	1,689,853	26,805	189,002	240,692	414,883

Net change in contract owners’ equity	1,575,430	2,867,095	3,691,975	2,458,295	121,337	268,000	507,806	486,739
Contract owners’ equity:
Beginning of period	9,439,649	6,572,554	6,291,228	3,832,933	1,622,834	1,354,834	1,539,756	1,053,017

End of period	$11,015,079	$9,439,649	$9,983,203	$6,291,228	$1,744,171	$1,622,834	$2,047,562	$1,539,756

Change in units:
Beginning units	527,304	430,075	491,007	346,354	223,201	195,135	119,231	85,443

Units purchased	214,629	223,344	405,049	214,660	62,072	73,036	109,029	77,839
Units redeemed	(190,426)	(126,115)	(191,608)	(70,007)	(58,495)	(44,970)	(95,066)	(44,051)

Ending units	551,507	527,304	704,448	491,007	226,778	223,201	133,194	119,231

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series – Service Shares

	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount(a)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,086)	$(9,013)	$23,618	$12,048	$50,857	$49,303	$31,279	$3,564
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	11,455	743	23,698	(7,245)	51,096	36,040	87,330	7,355
Unrealized gain (loss)	186,834	67,940	321,973	93,013	253,169	143,989	719,230	182,638

Net increase (decrease) in contract owners’ equity from operations	192,203	59,670	369,289	97,816	355,122	229,332	837,839	193,557

Equity transactions:
Contract purchase payments	285,240	338,960	367,034	395,286	607,099	630,444	321,674	97,905
Transfers (to) and from fixed dollar contract and other subaccounts	(66,315)	(174,349)	(171,631)	(265,988)	(241,273)	(260,043)	1,614,838	571,472
Withdrawals, surrenders and death benefit payments	(37,350)	(47,013)	(66,780)	(77,445)	(47,256)	(133,918)	(79,128)	(45,855)
Surrender charges (note 2)	(22,979)	(29,156)	(42,754)	(34,420)	(29,978)	(48,060)	(18,139)	(2,769)
Lapse charges (note 2)	(3,352)	(2,537)	(3,468)	(3,171)	(7,423)	(10,694)	(631)	(1,380)
Cost of insurance and other administrative fees (note 2)	(86,648)	(92,583)	(109,825)	(116,911)	(195,092)	(197,403)	(108,501)	(36,002)

Net equity transactions	68,596	(6,678)	(27,424)	(102,649)	86,077	(19,674)	1,730,113	583,371

Net change in contract owners’ equity	260,799	52,992	341,865	(4,833)	441,199	209,658	2,567,952	776,928
Contract owners’ equity:
Beginning of period	1,821,290	1,768,298	2,165,419	2,170,252	3,613,653	3,403,995	1,070,037	293,109

End of period	$2,082,089	$1,821,290	$2,507,284	$2,165,419	$4,054,852	$3,613,653	$3,637,989	$1,070,037

Change in units:
Beginning units	271,566	272,210	313,310	329,032	319,554	321,668	54,451	19,533

Units purchased	51,403	54,932	62,328	65,530	59,396	66,690	108,445	43,831
Units redeemed	(41,526)	(55,576)	(65,736)	(81,252)	(51,774)	(68,804)	(35,697)	(8,913)

Ending units	281,443	271,566	309,902	313,310	327,176	319,554	127,199	54,451

(a)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II				MFS Variable Insurance Trust – Service Class

							Investors Growth
	Small Company		Mid Cap Value		New Discovery		Stock
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,617)	$(3,021)	$(3,743)	$(14,213)	$(999)	$(815)	$(1,703)	$(1,260)
Reinvested capital gains	14,467	52,130	82,878	34,550	2,485	0	0	0
Realized gain (loss)	10,426	11,325	91,034	29,534	3,446	1,932	8,364	1,450
Unrealized gain (loss)	44,154	(44,730)	346,605	172,457	11,338	3,660	6,576	9,154

Net increase (decrease) in contract owners’ equity from operations	65,430	15,704	516,774	222,328	16,270	4,777	13,237	9,344

Equity transactions:
Contract purchase payments	84,943	74,253	471,484	401,859	43,543	39,315	60,261	43,437
Transfers (to) and from fixed dollar contract and other subaccounts	(9,884)	18,767	(48,921)	813,487	1,364	(22,592)	(12,388)	16,545
Withdrawals, surrenders and death benefit payments	(5,548)	(33,781)	(33,615)	(47,333)	(6,644)	(1,181)	(51,281)	(4,852)
Surrender charges (note 2)	(1,503)	(1,708)	(9,274)	(8,390)	(3,077)	(1,368)	(14,576)	(2,745)
Lapse charges (note 2)	(2,332)	(1,530)	(2,904)	(4,916)	(2,694)	(3,381)	0	(2,006)
Cost of insurance and other administrative fees (note 2)	(29,114)	(27,350)	(158,143)	(134,598)	(10,520)	(10,412)	(16,495)	(14,617)

Net equity transactions	36,562	28,651	218,627	1,020,109	21,972	381	(34,479)	35,762

Net change in contract owners’ equity	101,992	44,355	735,401	1,242,437	38,242	5,158	(21,242)	45,106
Contract owners’ equity:
Beginning of period	456,799	412,444	3,131,530	1,889,093	131,099	125,941	257,913	212,807

End of period	$558,791	$456,799	$3,866,931	$3,131,530	$169,341	$131,099	$236,671	$257,913

Change in units:
Beginning units	30,021	27,823	170,276	111,349	11,511	11,528	24,626	21,020

Units purchased	12,080	13,688	47,960	80,104	5,115	4,015	6,032	6,522
Units redeemed	(9,931)	(11,490)	(36,932)	(21,177)	(3,361)	(4,032)	(9,441)	(2,916)

Ending units	32,170	30,021	181,304	170,276	13,265	11,511	21,217	24,626

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust – Service Class				The Prudential Series Fund, Inc.

							Jennison
	Mid Cap Growth		Total Return		Jennison		20/20 Focus
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,862)	$(2,340)	$74,608	$42,433	$(712)	$(542)	$(8,674)	$(1,098)
Reinvested capital gains	13,181	0	154,845	150,249	0	0	76,034	0
Realized gain (loss)	3,963	2,585	68,128	42,302	3,493	2,903	(7,447)	2,091
Unrealized gain (loss)	(6,813)	12,818	159,297	(150,306)	333	7,903	114,589	36,587

Net increase (decrease) in contract owners’ equity from operations	7,469	13,063	456,878	84,678	3,114	10,264	174,502	37,580

Equity transactions:
Contract purchase payments	90,792	72,937	728,125	729,016	37,618	12,472	250,630	31,119
Transfers (to) and from fixed dollar contract and other subaccounts	10,189	52,972	(639,752)	273,531	6,194	(900)	1,202,537	253,799
Withdrawals, surrenders and death benefit payments	(12,517)	(388)	(132,977)	(92,197)	(1,814)	0	(25,669)	0
Surrender charges (note 2)	(1,155)	(1,907)	(36,198)	(24,358)	(1,734)	0	(5,749)	0
Lapse charges (note 2)	(942)	(1,583)	(29,324)	(10,212)	(31)	(1,364)	(4,048)	(952)
Cost of insurance and other administrative fees (note 2)	(24,126)	(23,215)	(235,968)	(235,564)	(5,402)	(4,748)	(68,938)	(11,048)

Net equity transactions	62,241	98,816	(346,094)	640,216	34,831	5,460	1,348,763	272,918

Net change in contract owners’ equity	69,710	111,879	110,784	724,894	37,945	15,724	1,523,265	310,498
Contract owners’ equity:
Beginning of period	382,143	270,264	4,303,647	3,578,753	93,423	77,699	381,776	71,278

End of period	$451,853	$382,143	$4,414,431	$4,303,647	$131,368	$93,423	$1,905,041	$381,776

Change in units:
Beginning units	38,984	28,148	345,393	292,490	6,157	5,796	21,576	4,848

Units purchased	13,478	16,838	147,845	136,608	4,458	2,570	110,953	17,901
Units redeemed	(7,064)	(6,002)	(173,472)	(83,705)	(2,009)	(2,209)	(37,055)	(1,173)

Ending units	45,398	38,984	319,766	345,393	8,606	6,157	95,474	21,576

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	UBS Series Trust –
	Class I		PIMCO Variable Insurance Trust – Administrative Shares

	U.S. Allocation		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,645	$371	$94,522	$40,032	$111,614	$67,979	$23,048	$12,814
Reinvested capital gains	0	0	81,897	23,974	17,733	42,438	0	10,904
Realized gain (loss)	1,850	3,242	(8,501)	5,294	(18,682)	445	(9,193)	(1,462)
Unrealized gain (loss)	5,854	1,625	(157,183)	(44,701)	(12,747)	(69,735)	20,618	(74,510)

Net increase (decrease) in contract owners’ equity from operations	9,349	5,238	10,735	24,599	97,918	41,127	34,473	(52,254)

Equity transactions:
Contract purchase payments	15,159	14,708	415,734	285,904	461,287	397,753	175,483	116,198
Transfers (to) and from fixed dollar contract and other subaccounts	(4,972)	7,368	686,281	582,517	285,857	268,874	248,172	178,954
Withdrawals, surrenders and death benefit payments	0	0	(74,623)	(135,745)	(59,292)	(80,035)	(21,960)	(15,093)
Surrender charges (note 2)	0	0	(5,929)	(7,997)	(4,346)	(20,946)	(3,443)	(1,833)
Lapse charges (note 2)	(646)	(828)	(3,940)	(699)	(3,423)	4,856	(7,653)	(5,297)
Cost of insurance and other administrative fees (note 2)	(7,900)	(7,423)	(136,549)	(103,262)	(132,644)	(111,291)	(46,022)	(37,704)

Net equity transactions	1,641	13,825	880,974	620,718	547,439	459,211	344,577	235,225

Net change in contract owners’ equity	10,990	19,063	891,709	645,317	645,357	500,338	379,050	182,971
Contract owners’ equity:
Beginning of period	89,985	70,922	2,154,612	1,509,295	2,677,411	2,177,073	759,376	576,405

End of period	$100,975	$89,985	$3,046,321	$2,154,612	$3,322,768	$2,677,411	$1,138,426	$759,376

Change in units:
Beginning units	6,166	5,142	170,278	120,877	232,181	191,988	61,365	43,172

Units purchased	1,214	3,124	135,675	82,517	133,045	85,480	46,813	26,869
Units redeemed	(1,100)	(2,100)	(65,126)	(33,116)	(85,692)	(45,287)	(19,612)	(8,676)

Ending units	6,280	6,166	240,827	170,278	279,534	232,181	88,566	61,365

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
	Calvert Variable		Investment Fund –
	Series, Inc.		Service Class		Royce Capital Fund

	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,350)	$(2,183)	$1,213	$(1,372)	$(29,080)	$(24,037)	$(14,169)	$(1,963)
Reinvested capital gains	0	0	0	0	228,410	41,023	174,263	31,677
Realized gain (loss)	12,937	5,849	4,381	1,718	116,182	56,334	109,631	14,543
Unrealized gain (loss)	17,471	8,991	33,173	5,807	295,456	190,059	217,898	147,663

Net increase (decrease) in contract owners’ equity from operations	28,058	12,657	38,767	6,153	610,968	263,379	487,623	191,920

Equity transactions:
Contract purchase payments	39,313	50,254	71,506	23,521	713,043	516,097	458,430	328,174
Transfers (to) and from fixed dollar contract and other subaccounts	(43,118)	(4,518)	581	33,448	297,829	580,328	626,628	(34,341)
Withdrawals, surrenders and death benefit payments	(8,215)	(15,038)	0	(9,547)	(177,386)	(93,170)	(103,637)	(39,864)
Surrender charges (note 2)	(919)	(6,119)	0	(351)	(10,798)	(9,202)	(17,903)	(8,304)
Lapse charges (note 2)	(1,173)	0	(574)	(342)	(26,856)	(5,415)	(7,901)	(4,445)
Cost of insurance and other administrative fees (note 2)	(17,152)	(18,786)	(18,047)	(9,153)	(243,733)	(203,819)	(158,228)	(116,736)

Net equity transactions	(31,264)	5,793	53,466	37,576	552,099	784,819	797,389	124,484

Net change in contract owners’ equity	(3,206)	18,450	92,233	43,729	1,163,067	1,048,198	1,285,012	316,404
Contract owners’ equity:
Beginning of period	326,699	308,249	216,978	173,249	3,905,374	2,857,176	2,071,756	1,755,352

End of period	$323,493	$326,699	$309,211	$216,978	$5,068,441	$3,905,374	$3,356,768	$2,071,756

Change in units:
Beginning units	43,171	42,268	17,191	14,185	208,516	164,379	112,242	105,354

Units purchased	5,703	7,442	7,928	5,046	99,209	99,099	102,362	44,439
Units redeemed	(9,742)	(6,539)	(3,880)	(2,040)	(71,813)	(54,962)	(63,270)	(37,551)

Ending units	39,132	43,171	21,239	17,191	235,912	208,516	151,334	112,242

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

						Legg Mason Partners
	Van Kampen Universal Institutional Funds – Class II					Variable Portfolios I, Inc.

					International
	Core Plus				Growth		Total
	Fixed Income		U.S. Real Estate		Equity	All Cap	Return	Investors
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount	Subaccount

	2006	2005	2006	2005	2006(f)	2006(f)	2006(f)	2006(f)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,226	$1,857	$5,168	$3,081	$(9)	$80	$35	$76
Reinvested capital gains	666	479	82,894	15,129	0	234	34	137
Realized gain (loss)	(349)	35	44,206	14,798	48	156	1	1
Unrealized gain (loss)	(740)	(272)	239,321	65,825	5,871	45	28	31

Net increase (decrease) in contract owners’ equity from operations	3,803	2,099	371,589	98,833	5,910	515	98	245

Equity transactions:
Contract purchase payments	17,369	7,557	267,365	161,474	39	942	118	0
Transfers (to) and from fixed dollar contract and other subaccounts	9,354	46,756	272,398	214,709	63,028	6,035	1,698	5,943
Withdrawals, surrenders and death benefit payments	(3,623)	0	(10,696)	(18,834)	0	0	0	0
Surrender charges (note 2)	(1,016)	0	(3,832)	(6,079)	0	0	0	0
Lapse charges (note 2)	0	0	(4,743)	(6,222)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(4,232)	(2,573)	(58,319)	(32,210)	(855)	(188)	(23)	(24)

Net equity transactions	17,852	51,740	462,173	312,838	62,212	6,789	1,793	5,919

Net change in contract owners’ equity	21,655	53,839	833,762	411,671	68,122	7,304	1,891	6,164
Contract owners’ equity:
Beginning of period	93,781	39,942	756,617	344,946	0	0	0	0

End of period	$115,436	$93,781	$1,590,379	$756,617	$68,122	$7,304	$1,891	$6,164

Change in units:
Beginning units	7,614	3,346	37,674	19,904	0	0	0	0

Units purchased	3,932	4,730	32,954	26,500	6,386	1,179	178	562
Units redeemed	(2,428)	(462)	(12,676)	(8,730)	(85)	(505)	(2)	(2)

Ending units	9,118	7,614	57,952	37,674	6,301	674	176	560

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

				Neuberger
				Berman
				Advisers
	Franklin Templeton Variable			Management
	Insurance Product Trust – Class 2			Trust Class S

	Franklin Income	Franklin Flex Cap	Templeton Foreign	AMT
	Securities	Growth Securities	Securities	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006(f)	2006(f)	2006(f)	2006(f)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,626	$(32)	$(1,547)	$0	$184,526	$(176,723)
Reinvested capital gains	844	0	0	187	4,536,067	1,058,944
Realized gain (loss)	427	5	504	8	4,570,384	(56,090)
Unrealized gain (loss)	77,371	688	85,796	336	20,888,327	14,562,244

Net increase (decrease) in contract owners’ equity from operations	82,268	661	84,753	531	30,179,304	15,388,375

Equity transactions:
Contract purchase payments	65,408	3,829	40,362	561	35,499,940	33,679,725
Transfers (to) and from fixed dollar contract and other subaccounts	938,132	11,882	682,540	8,685	(2,797,846)	(2,591,223)
Withdrawals, surrenders and death benefit payments	(12)	0	(12)	0	(14,538,291)	(12,183,843)
Surrender charges (note 2)	0	0	0	0	(1,845,739)	(1,945,450)
Lapse charges (note 2)	0	0	0	0	(468,198)	(376,679)
Cost of insurance and other administrative fees (note 2)	(19,238)	(429)	(13,109)	(118)	(13,935,180)	(13,610,618)

Net equity transactions	984,290	15,282	709,781	9,128	1,914,686	2,971,912

Net change in contract owners’ equity	1,066,558	15,943	794,534	9,659	32,093,990	18,360,287
Contract owners’ equity:
Beginning of period	0	0	0	0	247,456,496	229,096,209

End of period	$1,066,558	$15,943	$794,534	$9,659	$279,550,486	$247,456,496

Change in units:
Beginning units	0	0	0	0	13,863,709	13,490,268

Units purchased	98,930	1,626	76,264	1,022	5,340,896	4,264,963
Units redeemed	(3,368)	(44)	(3,360)	(77)	(4,940,814)	(3,891,522)

Ending units	95,562	1,582	72,904	945	14,263,791	13,863,709

(f)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account R (the “Account”) is a separate account of The Ohio National Life Assurance Corporation (“ONLAC”). All obligations arising under variable life insurance policies are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series (Institutional and Service Shares), Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds (Class I & II), Lazard Retirement Series Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund — Service Class 2, J. P. Morgan Series Trust II, MFS Variable Insurance Trust — Service Class, The Prudential Series Fund, Inc., UBS Series Trust — Class I, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund — Service Class, Royce Capital Fund, Legg Mason Partners Variable Portfolios I, Inc., Franklin Templeton Variable Insurance Products Trust — Class 2, and Neuberger Berman Advisers Management Trust — S Class (collectively the “Funds”). The Funds are diversified open-end management investment companies. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the periods ended December 31, 2006 and 2005, respectively.

Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Transfers to (from) the ONLAC fixed portion of annuity contracts from the Account totaled approximately $2.8 million and $2.6 million for the periods ended December 31, 2006 and 2005, respectively.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLAC offers deferred variable policies through the Account. The primary distribution for the policies is conducted by an affiliate, although other means of distributions may be utilized.

Certain 2005 amounts in the presentation of the Statement of Contract Owners’ Equity have been reclassified to conform to the 2006 presentation.
(2) Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Total premium expense charges in the Account amounted to $1,643,155 and $1,548,159 for the periods ended December 31, 2006 and 2005, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,323,623 and $1,394,639 for the periods ended December 31, 2006 and 2005, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $522,116 and $550,810 for the periods ended December 31, 2006 and 2005, respectively.

The table on the following pages illustrates product and contract level charges:

This basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%
The following charges are assessed through the redemption of units:
Premium Expense Charge
Deducted from premiums upon receipt	1.25% to 7.50%
Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue	0% to 6%
Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000)
Additional fees may be charged if surrender is within the first year of policy	$13.79 to $60.00
Transfer Fees — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15
Administrative Fees
Upon the partial surrender amount	the lesser of $25 or 2%
Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33
Maintenance Fee
Deducted monthly	$5 to $10
Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured	$0.033 to $0.050
Death Benefit Guarantee Option
Deducted monthly
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01 to $0.03
Stated amount of the guarantee to maturity (per $1,000)	$0.03 to $0.05
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

The following charges for riders are assessed through the redemption of units:
Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.06 to $83.33
Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.05 to $83.33
Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.05 to $83.33
Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44
Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90
Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29
Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount taken under the rider up to 10%
Exchange of Life Insured — per exchange
Allows the insured life to be changed	$75
Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.00 to $0.19
Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18
Preferred Loan Rider
Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets	20%
Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.06 to $83.33
Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.06 to $83.33
Single Term Life Rider
Deducted monthly. Allows you to purchase additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33
Family Split Option Rider
Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.05
Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.001 to $2.12
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.
(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLAC under the Internal Revenue Code. Taxes are the responsibility of the policy holder upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide for income taxes within the Account.
(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.
(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2006	1,000,019	$44.140497	$44,141,329	0.75%	5.87%	0.00%
2005	1,076,945	$41.691234	$44,899,167	0.75%	5.32%	0.00%
2004	1,115,444	$39.586481	$44,156,493	0.75%	11.60%	0.05%
2003	1,104,141	$35.472941	$39,167,124	0.75%	43.27%	0.18%
2002	1,067,502	$24.758670	$26,429,923	0.75%	-19.35%	0.37%
Money Market Subaccount
2006	411,052	$21.101029	$8,673,624	0.75%	3.99%	4.69%
2005	283,780	$20.291481	$5,758,315	0.75%	2.17%	2.90%
2004	298,992	$19.860155	$5,938,037	0.75%	0.26%	0.98%
2003	353,266	$19.809334	$6,997,967	0.75%	-0.01%	0.74%
2002	398,887	$19.811256	$7,902,447	0.75%	0.63%	1.37%
Bond Subaccount
2006	142,932	$30.227307	$4,320,455	0.75%	3.67%	3.69%
2005	140,106	$29.158375	$4,085,264	0.75%	-0.33%	3.52%
2004	140,403	$29.254168	$4,107,370	0.75%	5.10%	0.00%
2003	140,154	$27.835240	$3,901,225	0.75%	9.64%	5.51%
2002	167,865	$25.388188	$4,261,796	0.75%	7.85%	6.15%
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount
2006	290,922	$28.213880	$8,208,026	0.75%	12.47%	1.32%
2005	304,917	$25.084590	$7,648,711	0.75%	8.67%	1.27%
2004	319,625	$23.082652	$7,377,798	0.75%	6.32%	1.40%
2003	326,920	$21.711194	$7,097,831	0.75%	25.26%	1.79%
2002	327,405	$17.333070	$5,674,927	0.75%	-23.35%	1.90%
International Subaccount
2006	642,549	$23.609184	$15,170,068	0.75%	18.34%	0.15%
2005	689,303	$19.950101	$13,751,671	0.75%	8.59%	0.05%
2004	717,207	$18.372753	$13,177,060	0.75%	12.13%	0.00%
2003	743,455	$16.385097	$12,181,577	0.75%	31.61%	0.45%
2002	788,602	$12.449979	$9,818,084	0.75%	-21.24%	0.26%
Capital Appreciation Subaccount
2006	437,234	$35.012808	$15,308,791	0.75%	15.51%	0.45%
2005	474,815	$30.311926	$14,392,556	0.75%	4.49%	0.52%
2004	512,253	$29.010746	$14,860,835	0.75%	11.66%	0.39%
2003	530,787	$25.981078	$13,790,419	0.75%	30.55%	0.26%
2002	542,265	$19.901620	$10,791,945	0.75%	-20.74%	0.21%
Millennium Subaccount
2006	466,193	$29.159150	$13,593,793	0.75%	6.58%	0.00%
2005	522,833	$27.358941	$14,304,152	0.75%	-0.74%	0.00%
2004	577,630	$27.563471	$15,921,500	0.75%	10.10%	0.00%
2003	615,441	$25.034018	$15,406,962	0.75%	36.64%	0.00%
2002	626,936	$18.320952	$11,486,056	0.75%	-33.24%	0.00%
International Small Company Subaccount
2006	225,594	$34.250186	$7,726,638	0.75%	25.41%	0.12%
2005	246,867	$27.310581	$6,742,084	0.75%	28.04%	0.51%
2004	227,029	$21.329995	$4,842,536	0.75%	19.97%	1.06%
2003	232,660	$17.779440	$4,136,571	0.75%	52.77%	0.22%
2002	222,020	$11.638006	$2,583,865	0.75%	-15.64%	0.00%
Aggressive Growth Subaccount
2006	381,297	$9.218400	$3,514,952	0.75%	4.99%	0.00%
2005	400,343	$8.780066	$3,515,038	0.75%	12.44%	0.02%
2004	418,847	$7.808681	$3,270,643	0.75%	8.14%	0.00%
2003	417,152	$7.220579	$3,012,081	0.75%	30.51%	0.00%
2002	422,595	$5.532464	$2,337,993	0.75%	-28.45%	0.00%
Small Cap Growth Subaccount
2006	205,795	$15.489373	$3,187,636	0.75%	24.67%	0.00%
2005	234,344	$12.424239	$2,911,548	0.75%	5.69%	0.00%
2004	246,276	$11.755440	$2,895,083	0.75%	10.61%	0.00%
2003	255,980	$10.627603	$2,720,454	0.75%	44.27%	0.00%
2002	263,778	$7.366641	$1,943,156	0.75%	-29.65%	0.00%
Mid Cap Opportunity Subaccount
2006	510,454	$26.196013	$13,371,867	0.75%	8.84%	0.00%
2005	590,403	$24.069390	$14,210,645	0.75%	9.17%	0.00%
2004	657,075	$22.048624	$14,487,599	0.75%	12.71%	0.00%
2003	690,056	$19.562124	$13,498,964	0.75%	45.25%	0.04%
2002	680,877	$13.467665	$9,169,820	0.75%	-26.18%	0.00%
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount
2006	1,243,985	$20.547287	$25,560,523	0.75%	14.44%	1.10%
2005	1,389,817	$17.954296	$24,953,182	0.75%	3.69%	1.02%
2004	1,435,557	$17.315314	$24,857,125	0.75%	9.48%	1.15%
2003	1,429,233	$15.816000	$22,604,745	0.75%	26.89%	1.22%
2002	1,297,802	$12.464522	$16,176,487	0.75%	-23.21%	1.13%
Social Awareness Subaccount (note 4)
2002	42,878	$5.501551	$235,893	0.75%	-28.85%	0.00%
Blue Chip Subaccount (note 4)
2006	136,592	$12.970346	$1,771,643	0.75%	15.49%	1.00%
2005	135,446	$11.231078	$1,521,209	0.75%	3.96%	1.01%
2004	131,968	$10.803433	$1,425,703	0.75%	8.78%	1.36%
2003	131,115	$9.931007	$1,302,108	0.75%	25.64%	1.43%
2002	75,011	$7.904297	$592,912	0.75%	-20.03%	0.92%
Equity Income Subaccount (note 4)
2002	37,905	$6.518672	$247,089	0.75%	-21.47%	1.51%
High Income Bond Subaccount
2006	174,743	$15.158162	$2,648,785	0.75%	9.31%	0.00%
2005	149,366	$13.866829	$2,071,229	0.75%	2.23%	5.52%
2004	109,023	$13.564645	$1,478,859	0.75%	9.84%	0.37%
2003	80,651	$12.348929	$995,958	0.75%	21.87%	7.84%
2002	57,364	$10.132594	$581,243	0.75%	3.17%	10.84%
Capital Growth Subaccount
2006	247,690	$10.202054	$2,526,944	0.75%	19.23%	0.00%
2005	266,131	$8.556401	$2,277,123	0.75%	1.86%	0.00%
2004	270,898	$8.400468	$2,275,671	0.75%	18.81%	0.00%
2003	274,649	$7.070243	$1,941,834	0.75%	39.06%	0.00%
2002	237,616	$5.084446	$1,208,144	0.75%	-42.49%	0.00%
Nasdaq-100 Index Subaccount
2006	188,169	$5.150352	$969,139	0.75%	5.81%	0.00%
2005	201,827	$4.867444	$982,382	0.75%	0.68%	0.00%
2004	191,727	$4.834448	$926,893	0.75%	9.18%	0.00%
2003	212,661	$4.427988	$941,659	0.75%	46.76%	0.00%
2002	69,005	$3.017132	$208,198	0.75%	-37.80%	0.00%
Bristol Subaccount
2006	41,940	$14.316637	$600,446	0.75%	15.56%	0.40%
2005	33,723	$12.389330	$417,800	0.75%	11.20%	0.00%
2004	18,117	$11.141823	$201,858	0.75%	7.81%	1.49%
2003	8,607	$10.334381	$88,949	0.75%	31.47%	0.51%
2002	3,479	$7.860542	$27,345	0.75%	-21.39%	0.00%	5/1/02
Bryton Growth Subaccount
2006	35,943	$11.794579	$423,935	0.75%	15.87%	0.00%
2005	34,242	$10.178901	$348,548	0.75%	3.53%	0.02%
2004	28,613	$9.831775	$281,321	0.75%	6.70%	0.00%
2003	19,708	$9.214372	$181,597	0.75%	34.60%	0.00%
2002	2,144	$6.845612	$14,677	0.75%	-31.54%	0.00%	5/1/02
U.S. Equity Subaccount
2006	400	$9.620840	$3,844	0.75%	-3.79%	1.24%	5/1/06
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2006	6,076	$10.162168	$61,745	0.75%	1.62%	5.91%	5/1/06
Covered Call Subaccount
2006	657	$10.072875	$6,618	0.75%	0.73%	0.00%	5/1/06
Target VIP Subaccount
2006	86	$10.483811	$899	0.75%	4.84%	0.08%	5/1/06
Target Equity/ Income Subaccount
2006	40,890	$10.449033	$427,258	0.75%	4.49%	1.27%	5/1/06
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2006	748,764	$9.216269	$6,900,815	0.75%	10.55%	0.49%
2005	798,848	$8.336624	$6,659,694	0.75%	3.51%	0.34%
2004	835,071	$8.053696	$6,725,404	0.75%	3.74%	0.15%
2003	897,138	$7.763542	$6,964,970	0.75%	30.75%	0.10%
2002	880,663	$5.937630	$5,229,053	0.75%	-27.06%	0.00%
Worldwide Growth Subaccount
2006	363,675	$11.318209	$4,116,150	0.75%	17.33%	1.78%
2005	394,041	$9.646792	$3,801,236	0.75%	5.08%	1.37%
2004	456,543	$9.180474	$4,191,284	0.75%	4.00%	0.99%
2003	519,631	$8.827598	$4,587,094	0.75%	23.07%	1.11%
2002	558,895	$7.172911	$4,008,905	0.75%	-26.06%	0.91%
Balanced Subaccount
2006	294,728	$13.500310	$3,978,921	0.75%	9.90%	2.14%
2005	321,036	$12.284544	$3,943,786	0.75%	7.15%	2.27%
2004	338,523	$11.464965	$3,881,149	0.75%	7.72%	2.27%
2003	354,790	$10.643572	$3,776,235	0.75%	13.20%	2.21%
2002	367,869	$9.402358	$3,458,833	0.75%	-7.14%	2.69%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006	107,630	$15.608061	$1,679,900	0.75%	11.39%	0.00%
2005	113,698	$14.012614	$1,593,212	0.75%	7.08%	0.00%
2004	132,025	$13.085651	$1,727,637	0.75%	17.34%	0.00%
2003	158,569	$11.152086	$1,768,379	0.75%	35.99%	0.08%
2002	169,102	$8.200818	$1,386,777	0.75%	-27.36%	0.52%
Small/ Mid Cap Value Subaccount
2006	22,711	$18.354922	$416,859	0.75%	14.86%	0.00%
2005	24,589	$15.979789	$392,921	0.75%	15.64%	0.37%
2004	24,011	$13.818954	$331,802	0.75%	15.89%	0.00%
2003	31,274	$11.923738	$372,905	0.75%	37.37%	0.11%
2002	31,350	$8.680263	$272,130	0.75%	-23.73%	0.51%
Discovery Subaccount
2006	242,075	$9.075051	$2,196,839	0.75%	13.79%	0.00%
2005	271,913	$7.975050	$2,168,523	0.75%	15.20%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	286,088	$7.330807	$2,097,254	0.75%	18.27%	0.00%
2003	317,008	$6.198555	$1,964,993	0.75%	33.22%	0.00%
2002	285,484	$4.653023	$1,328,365	0.75%	-38.01%	0.00%
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006	212,181	$13.117476	$2,783,277	0.75%	21.72%	1.93%
2005	189,865	$10.776721	$2,046,122	0.75%	3.16%	1.77%
2004	157,667	$10.446877	$1,647,124	0.75%	17.91%	1.86%
2003	124,784	$8.859945	$1,105,580	0.75%	23.44%	1.49%
2002	108,055	$7.177819	$775,602	0.75%	-12.00%	1.48%
Structured U.S. Equity Subaccount
2006	50,696	$11.539835	$585,021	0.75%	12.05%	1.13%
2005	48,607	$10.298596	$500,588	0.75%	5.72%	0.79%
2004	42,485	$9.741352	$413,858	0.75%	14.08%	1.33%
2003	31,071	$8.538810	$265,308	0.75%	28.51%	0.75%
2002	31,068	$6.644373	$206,427	0.75%	-22.48%	0.76%
Capital Growth Subaccount
2006	54,708	$9.537310	$521,764	0.75%	7.75%	0.13%
2005	56,207	$8.851025	$497,491	0.75%	2.18%	0.16%
2004	51,544	$8.662395	$446,495	0.75%	8.27%	0.76%
2003	48,744	$8.000482	$389,972	0.75%	22.82%	0.28%
2002	43,293	$6.514163	$282,017	0.75%	-24.90%	0.22%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2006	79,945	$41.136253	$3,288,622	0.75%	37.02%	1.12%
2005	66,872	$30.021844	$2,007,618	0.75%	16.18%	1.15%
2004	55,907	$25.840150	$1,444,635	0.75%	35.38%	1.55%
2003	30,017	$19.087498	$572,957	0.75%	36.49%	0.00%
2002	23,213	$13.984648	$324,620	0.75%	-1.53%	3.96%
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006	227,847	$29.193527	$6,651,644	0.75%	28.98%	0.50%
2005	201,521	$22.633816	$4,561,184	0.75%	39.73%	0.32%
2004	155,868	$16.198029	$2,524,762	0.75%	29.61%	0.67%
2003	122,395	$12.497189	$1,529,594	0.75%	51.80%	0.06%
2002	96,494	$8.232580	$794,394	0.75%	-2.23%	0.61%
Small Cap Subaccount
2006	197,550	$22.511068	$4,447,067	0.75%	15.21%	0.00%
2005	232,072	$19.539765	$4,534,626	0.75%	3.22%	0.00%
2004	215,959	$18.929703	$4,088,038	0.75%	14.03%	0.00%
2003	228,798	$16.600558	$3,798,176	0.75%	36.20%	0.00%
2002	202,846	$12.188342	$2,472,361	0.75%	-18.29%	0.00%
Equity Subaccount
2006	888	$11.192539	$9,937	0.75%	11.93%	0.01%	5/1/06
International Equity Subaccount
2006	36,809	$10.677645	$393,030	0.75%	6.78%	1.80%	5/1/06
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2006	104,927	$2.026483	$212,633	0.75%	3.93%	0.00%
2005	104,666	$1.949881	$204,086	0.75%	9.10%	0.00%
2004	108,826	$1.787272	$194,503	0.75%	5.63%	0.00%
2003	109,516	$1.692039	$185,305	0.75%	44.25%	0.00%
2002	81,354	$1.172959	$95,425	0.75%	-54.33%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006	551,507	$19.972698	$11,015,079	0.75%	11.57%	0.17%
2005	527,304	$17.901727	$9,439,649	0.75%	17.14%	0.00%
2004	430,075	$15.282343	$6,572,554	0.75%	23.73%	0.00%
2003	281,491	$12.351746	$3,476,901	0.75%	37.22%	0.22%
2002	191,244	$9.001224	$1,721,434	0.75%	-10.69%	0.46%
VIP Contrafund Subaccount
2006	704,448	$14.171671	$9,983,203	0.75%	10.60%	1.00%
2005	491,007	$12.812915	$6,291,228	0.75%	15.78%	0.11%
2004	346,354	$11.066510	$3,832,933	0.75%	14.30%	0.18%
2003	208,277	$9.682016	$2,016,537	0.75%	27.24%	0.25%
2002	136,760	$7.609122	$1,040,627	0.75%	-10.28%	0.49%
VIP Growth Subaccount
2006	226,778	$7.691086	$1,744,171	0.75%	5.78%	0.16%
2005	223,201	$7.270740	$1,622,834	0.75%	4.72%	0.25%
2004	195,135	$6.943076	$1,354,834	0.75%	2.35%	0.12%
2003	130,832	$6.783468	$887,494	0.75%	31.56%	0.10%
2002	94,176	$5.156370	$485,609	0.75%	-30.82%	0.11%
VIP Equity-Income Subaccount
2006	133,194	$15.372733	$2,047,562	0.75%	19.04%	3.35%
2005	119,231	$12.914083	$1,539,756	0.75%	4.79%	1.24%
2004	85,443	$12.324168	$1,053,017	0.75%	10.40%	0.37%
2003	1,468	$11.162872	$16,383	0.75%	11.63%	0.00%	10/1/03
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2006	281,443	$7.397912	$2,082,089	0.75%	10.31%	0.29%
2005	271,566	$6.706614	$1,821,290	0.75%	3.24%	0.13%
2004	272,210	$6.496077	$1,768,298	0.75%	3.42%	0.00%
2003	261,637	$6.281021	$1,643,344	0.75%	30.51%	0.00%
2002	216,781	$4.812521	$1,043,263	0.75%	-27.27%	0.00%
Worldwide Growth Subaccount
2006	309,902	$8.090561	$2,507,284	0.75%	17.06%	1.65%
2005	313,310	$6.911422	$2,165,419	0.75%	4.78%	1.21%
2004	329,032	$6.595879	$2,170,252	0.75%	3.75%	0.94%
2003	309,465	$6.357622	$1,967,460	0.75%	22.76%	0.87%
2002	270,776	$5.178897	$1,402,323	0.75%	-26.26%	0.68%
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount
2006	327,176	$12.393499	$4,054,852	0.75%	9.60%	1.97%
2005	319,554	$11.308434	$3,613,653	0.75%	6.86%	2.09%
2004	321,668	$10.582332	$3,403,995	0.75%	7.48%	2.31%
2003	315,006	$9.845411	$3,101,364	0.75%	12.88%	1.87%
2002	295,782	$8.722353	$2,579,913	0.75%	-7.37%	2.29%
International Growth Subaccount
2006	127,199	$28.600821	$3,637,989	0.75%	45.54%	2.05%
2005	54,451	$19.651388	$1,070,037	0.75%	30.96%	1.27%
2004	19,533	$15.005571	$293,109	0.75%	17.80%	1.02%
2003	3,484	$12.738082	$44,381	0.75%	33.53%	0.99%
2002	77	$9.539312	$738	0.75%	-4.61%	0.54%	8/1/02
J.P. Morgan Series Trust II:
Small Company Subaccount
2006	32,170	$17.369693	$558,791	0.75%	14.15%	0.00%
2005	30,021	$15.216217	$456,799	0.75%	2.65%	0.00%
2004	27,823	$14.823647	$412,444	0.75%	26.22%	0.00%
2003	6,715	$11.744213	$78,865	0.75%	34.97%	0.00%
2002	4,868	$8.701600	$42,361	0.75%	-22.24%	0.22%
Mid Cap Value Subaccount
2006	181,304	$21.328413	$3,866,931	0.75%	15.97%	0.59%
2005	170,276	$18.390898	$3,131,530	0.75%	8.40%	0.18%
2004	111,349	$16.965568	$1,889,093	0.75%	20.16%	0.25%
2003	62,767	$14.119621	$886,253	0.75%	28.66%	0.16%
2002	15,582	$10.974191	$171,000	0.75%	0.07%	0.02%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006	13,265	$12.766297	$169,341	0.75%	12.09%	0.00%
2005	11,511	$11.389123	$131,099	0.75%	4.25%	0.00%
2004	11,528	$10.924674	$125,941	0.75%	5.42%	0.00%
2003	9,200	$10.363340	$95,345	0.75%	32.44%	0.00%
2002	4,625	$7.825056	$36,190	0.75%	-32.31%	0.00%
Investors Growth Stock Subaccount
2006	21,217	$11.154950	$236,671	0.75%	6.51%	0.00%
2005	24,626	$10.473357	$257,913	0.75%	3.45%	0.14%
2004	21,020	$10.123793	$212,807	0.75%	8.17%	0.00%
2003	9,471	$9.359017	$88,638	0.75%	21.69%	0.00%
2002	4,393	$7.690730	$33,784	0.75%	-28.25%	0.00%
Mid Cap Growth Subaccount
2006	45,398	$9.953234	$451,853	0.75%	1.54%	0.00%
2005	38,984	$9.802503	$382,143	0.75%	2.09%	0.00%
2004	28,148	$9.601466	$270,264	0.75%	13.53%	0.00%
2003	13,799	$8.457559	$116,710	0.75%	35.59%	0.00%
2002	1,438	$6.237515	$8,969	0.75%	-43.86%	0.00%
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount
2006	319,766	$13.805194	$4,414,431	0.75%	10.79%	2.30%
2005	345,393	$12.460142	$4,303,647	0.75%	1.84%	1.75%
2004	292,490	$12.235474	$3,578,753	0.75%	10.20%	1.46%
2003	187,961	$11.103088	$2,086,953	0.75%	15.14%	1.31%
2002	79,742	$9.642978	$768,947	0.75%	-6.06%	1.27%
The Prudential Series Fund, Inc:
Jennison Subaccount
2006	8,606	$15.265420	$131,368	0.75%	0.61%	0.00%
2005	6,157	$15.172293	$93,423	0.75%	13.18%	0.00%
2004	5,796	$13.405738	$77,699	0.75%	8.40%	0.05%
2003	3,117	$12.366554	$38,545	0.75%	28.64%	0.00%
2002	395	$9.613094	$3,794	0.75%	-3.87%	0.00%	8/1/02
Jennison 20/20 Focus Subaccount
2006	95,474	$19.953505	$1,905,041	0.75%	12.77%	0.00%
2005	21,576	$17.694532	$381,776	0.75%	20.36%	0.00%
2004	4,848	$14.701350	$71,278	0.75%	14.52%	0.00%
2003	901	$12.837748	$11,562	0.75%	27.84%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006	6,280	$16.078366	$100,975	0.75%	10.17%	2.39%
2005	6,166	$14.594031	$89,985	0.75%	5.81%	1.13%
2004	5,142	$13.792909	$70,922	0.75%	9.55%	0.57%
2003	3,007	$12.590041	$37,863	0.75%	26.42%	0.49%
2002	1,316	$9.958652	$13,102	0.75%	-0.41%	0.00%	8/1/02
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006	240,827	$12.649400	$3,046,321	0.75%	-0.03%	4.29%
2005	170,278	$12.653512	$2,154,612	0.75%	1.34%	2.84%
2004	120,877	$12.486194	$1,509,295	0.75%	8.11%	1.02%
2003	78,296	$11.549961	$904,315	0.75%	8.04%	2.74%
2002	20,344	$10.690019	$217,475	0.75%	6.90%	1.40%	8/1/02
Total Return Subaccount
2006	279,534	$11.886822	$3,322,768	0.75%	3.08%	4.43%
2005	232,181	$11.531564	$2,677,411	0.75%	1.69%	3.45%
2004	191,988	$11.339607	$2,177,073	0.75%	4.11%	1.89%
2003	163,180	$10.892084	$1,777,366	0.75%	4.26%	2.69%
2002	32,651	$10.446748	$341,102	0.75%	4.47%	1.38%	8/1/02
Global Bond Subaccount
2006	88,566	$12.853943	$1,138,426	0.75%	3.87%	3.32%
2005	61,365	$12.374657	$759,376	0.75%	-7.32%	2.55%
2004	43,172	$13.351423	$576,405	0.75%	9.78%	1.86%
2003	24,598	$12.162240	$299,166	0.75%	13.59%	2.10%
2002	2,013	$10.707431	$21,551	0.75%	7.07%	0.68%	8/1/02
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Calvert Variable Series, Inc.:
Social Equity Subaccount (note 4)
2006	39,132	$8.266736	$323,493	0.75%	9.24%	0.00%
2005	43,171	$7.567533	$326,699	0.75%	3.77%	0.06%
2004	42,268	$7.292769	$308,249	0.75%	6.36%	0.08%
2003	38,706	$6.856813	$265,397	0.75%	17.23%	0.02%	5/2/03
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2006	21,239	$14.558329	$309,211	0.75%	15.34%	1.20%
2005	17,191	$12.621575	$216,978	0.75%	3.34%	0.00%
2004	14,185	$12.213093	$173,249	0.75%	4.01%	1.51%
2003	11,917	$11.741767	$139,925	0.75%	17.42%	3.21%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2006	235,912	$21.484495	$5,068,441	0.75%	14.71%	0.07%
2005	208,516	$18.729410	$3,905,374	0.75%	7.75%	0.00%
2004	164,379	$17.381640	$2,857,176	0.75%	24.02%	0.00%
2003	52,318	$14.015231	$733,251	0.75%	40.15%	0.00%	5/1/03
Micro-Cap Subaccount
2006	151,334	$22.181173	$3,356,768	0.75%	20.17%	0.20%
2005	112,242	$18.457897	$2,071,756	0.75%	10.78%	0.60%
2004	105,354	$16.661540	$1,755,352	0.75%	13.00%	0.00%
2003	37,266	$14.745218	$549,502	0.75%	47.45%	0.00%	5/1/03
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006	9,118	$12.660152	$115,436	0.75%	2.79%	4.41%
2005	7,614	$12.316267	$93,781	0.75%	3.16%	3.47%
2004	3,346	$11.938729	$39,942	0.75%	3.30%	3.85%
2003	2,452	$11.557769	$28,336	0.75%	15.58%	0.04%	5/2/03
U.S. Real Estate Subaccount
2006	57,952	$27.443248	$1,590,379	0.75%	36.65%	1.02%
2005	37,674	$20.083444	$756,617	0.75%	15.88%	1.14%
2004	19,904	$17.330581	$344,946	0.75%	35.06%	1.06%
2003	2,463	$12.832128	$31,600	0.75%	28.32%	0.00%	5/1/03
International Growth Equity
2006	6,301	$10.812057	$68,122	0.75%	8.12%	0.65%	5/1/06
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006	674	$10.834808	$7,304	0.75%	8.35%	6.40%	5/1/06
Total Return Subaccount
2006	176	$10.773156	$1,891	0.75%	7.73%	7.99%	5/1/06
Investors Subaccount
2006	560	$11.010227	$6,164	0.75%	10.10%	7.57%	5/1/06
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2006	95,562	$11.160909	$1,066,558	0.75%	11.61%	1.56%	5/1/06
(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount
2006	1,582	$10.078176	$15,943	0.75%	0.78%	0.00%	5/1/06
Templeton Foreign Securities Subaccount
2006	72,904	$10.898338	$794,534	0.75%	8.98%	0.10%	5/1/06
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006	945	$10.218012	$9,659	0.75%	2.18%	0.68%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account R
 Independent Auditors’ Report
The Board of Directors of The Ohio National Life Assurance Corporation
 and Contract Owners of Ohio National Variable Account R:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

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Ohio National Variable Account R
Post Office Box 371
Cincinnati, Ohio 45201

Form 1324 Rev. 2-07